CONSOLIDATED STATEMENT OF CHANGES IN EQUITY - USD ($) $ in Thousands		Share Capital [Member].	Share Premium [Member]	Other Reserve [Member]	Translation Reserve [member]	(Accumulated Losses) Retained Earnings [Member]	Non-controlling Interest [Member]	Total
Beginning Balance at Dec. 31, 2017		$ 61	$ 239,191	$ 127,527	$ 2,079	$ (283,933)	$ 41,915	$ 126,840
Comprehensive income:
(Loss) Profit for the year		0	0	0	0	72,415	30,252	102,667
Other comprehensive income (loss) for the year		0	0	0	(4,401)	0	0	(4,401)
Total Comprehensive (loss) profit		0	0	0	(4,401)	72,415	30,252	98,266
Transactions with owners:
Share-based payment (Note 31)		0	449	0	0	4,830	167	5,446
Repurchase of shares (Note 26.1)		(1)	(1,800)	0	0	0	0	(1,801)
Dividends distribution to non-controlling interest		0	0	0	0	0	(8,089)	(8,089)
Transactions with non-controlling interest (Note 36.6)		0	0	(13,396)	0	0	(64,245)	(77,641)
Total		(1)	(1,351)	(13,396)	0	4,830	(72,167)	(82,085)
Ending Balance at Dec. 31, 2018		60	237,840	114,131	(2,322)	(206,688)	0	143,021
Comprehensive income:
(Loss) Profit for the year		0	0	0	0	57,757	0	57,757
Other comprehensive income (loss) for the year		0	0	4,604	(1,498)	0	0	3,106
Total Comprehensive (loss) profit		0	0	4,604	(1,498)	57,757	0	60,863
Transactions with owners:
Share-based payment (Note 31)		3	7,144	0	0	(4,430)	0	2,717
Repurchase of shares (Note 26.1)		(4)	(71,268)	0	0	0	0	(71,272)
Cash Distribution (Note 26.2)		0	0	(2,444)	0	0	0	(2,444)
Total		(1)	(64,124)	(2,444)	0	(4,430)	0	(70,999)
Ending Balance at Dec. 31, 2019		59	173,716	116,291	(3,820)	(153,361)	0	132,885
Comprehensive income:
(Loss) Profit for the year		0	0	0	0	(232,950)	0	(232,950)
Other comprehensive income (loss) for the year		0	0	(4,604)	(8,449)	0	0	(13,053)
Total Comprehensive (loss) profit		0	0	(4,604)	(8,449)	(232,950)	0	(246,003)
Transactions with owners:
Share-based payment (Note 31)	[1]	2	7,349	0	0	5,445	0	12,796
Repurchase of shares (Note 26.1)		(1)	(4,008)	0	0	0	0	(4,009)
Cash Distribution (Note 26.2)		0	0	(4,859)	0	0	0	(4,859)
Stock distribution (Note 26.3)		1	2,342	(2,343)	0	0	0
Total		2	5,683	(7,202)	0	5,445	0	3,928
Ending Balance at Dec. 31, 2020		$ 61	$ 179,399	$ 104,485	$ (12,269)	$ (380,866)	$ 0	$ (109,190)

[1]	Includes issuance of shares to certain employees as part of their 2019 bonus compensation of US$ 4,352,000.